Commitments and Contingencies - Changes for Traveler Guarantees (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Traveler guarantee liability, beginning balance	$ 1,790	$ 956	$ 566
Costs accrued for new and expected future claims	1,216	3,576	2,230
Guarantee obligations honored	(1,760)	(2,742)	(1,840)
Traveler guarantee liability, ending balance	$ 1,246	$ 1,790	$ 956